Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Schedule Of FHN's Available For Sale Securities
The following tables summarize FHN’s available for sale (“AFS”) securities on December 31, 2012 and 2011:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. treasuries	$39,997	$2	$-	$39,999
Government agency issued mortgage-backed securities ("MBS")	1,072,425	64,155	-	1,136,580
Government agency issued collateralized mortgage obligations ("CMO")	1,623,202	26,490	(481)	1,649,211
Other U.S. government agencies	3,504	249	-	3,753
States and municipalities	15,255	-	-	15,255
Equity (a)	216,489	11	-	216,500
Other	510	-	-	510
Total securities available for sale (b)	$2,971,382	$90,907	$(481)	$3,061,808

  Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million. The remainder is money market, venture capital, and cost method investments.
  Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. treasuries	$40,030	$91	$-	$40,121
Government agency issued MBS	1,334,174	76,054	-	1,410,228
Government agency issued CMO	1,325,011	32,932	-	1,357,943
Other U.S. government agencies	15,277	674	-	15,951
States and municipalities	18,070	-	-	18,070
Equity (a)	223,430	-	-	223,430
Other	511	18	-	529
Total securities available for sale (b)	$2,956,503	$109,769	$-	$3,066,272

  Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.
  Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.

Schedule Of Amortized Cost And Fair Value By Contractual Maturity
The amortized cost and fair value by contractual maturity for the available for sale securities portfolio on December 31, 2012 are provided below:

	Available for Sale
	Amortized	Fair
(Dollars in thousands)	Cost	Value
Within 1 year	$40,507	$40,509
After 1 year; within 5 years	5,004	5,253
After 5 years; within 10 years	-	-
After 10 years	13,755	13,755
Subtotal	59,266	59,517
Government agency issued MBS and CMO	2,695,627	2,785,791
Equity	216,489	216,500
Total	$2,971,382	$3,061,808

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Schedule Of Gross Gains And Losses On Sale From Available For Sale Portfolio
The table below provides information on gross gains and gross losses from investment securities for the twelve months ended December 31:

	Available for Sale
(Dollars in thousands)	2012	2011	2010
Gross gains on sales of securities (a)	$5,433	$44,787	$15,709
Gross (losses) on sales of securities	-	(8,623)	(1)
Net gain/(loss) on sales of securities (b)	$5,433	$36,164	$15,708
Venture capital investments (c)	(4,700)	-	(4,598)
Net other than temporary impairment ("OTTI") recorded (d)	(40)	-	(188)
Total securities gain/(loss), net	$693	$36,164	$10,922

(a)       2011 and 2010 include $35.1 million and $14.8 million, respectively, related to sale of Visa Class B shares.

(b)       Proceeds from sales during the 2012, 2011 and 2010 were $47.5 million, $495.1 million and $528.8 million respectively.

(c)       Generally includes write-offs and /or unrealized fair value adjustments related to venture capital investments.

(d)        OTTI recorded in 2012 and 2010 is related to equity securities.

Schedule Of Investments Within The Available For Sale Portfolio That Had Unrealized Losses
There were no unrealized losses within the available for sale portfolio on December 31, 2011. The following table provides information on investments within the available for sale portfolio that had unrealized losses on December 31, 2012:

	On December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Losses	Value	Losses	Value	Losses
Government agency issued CMO	$145,435	$(481)	$-	$-	$145,435	$(481)
Total temporarily impaired securities	$145,435	$(481)	$-	$-	$145,435	$(481)